Credit Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Credit Commitments [Abstract]
Schedule Of Fair Value, Off-balance Sheet Risks

December 31,	2011	2010	2009

Commitments to extend credit and available credit lines:

Commercial	$ 46,966,082	$ 34,484,923	$ 21,153,839
Construction	21,397,858	11,512,287	14,573,064
Consumer	13,195,158	7,256,092	9,014,671

	$ 81,559,098	$ 53,253,302	$ 44,741,574

Standby letters of credit	$ 8,226,104	$ 7,900,689	$ 3,882,806